Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Liabilities (Details) - Recurring {Member} - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Warrant liabilities:
Warrant liabilities	$ 72	$ 87
Convertible notes:
Convertible notes	2,985	11,126
Level 1 [Member]
Warrant liabilities:
Warrant liabilities	72	87
Convertible notes:
Convertible notes
Level 2 [Member]
Warrant liabilities:
Warrant liabilities
Convertible notes:
Convertible notes
Level 3 [Member]
Warrant liabilities:
Warrant liabilities
Convertible notes:
Convertible notes	$ 2,985	$ 11,126